Submission	Jun. 26, 2025
Submission [Line Items]
Central Index Key	0001395064
Registrant Name	TAKEDA PHARMACEUTICAL CO LTD
Registration File Number	333-288301
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES